Statement of Operations - Detail (Tables)	12 Months Ended
Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of operations detail
	For the Years Ended
	31-Mar-21	31-Mar-20	31-Mar-19
Revenues
Crowdfunding	$-	$-	$483,960
Incubation Service	-	-	2,260,376
Procurement Services	-	-	12,893
Platform Services	225,749	11,252	-
Total	225,749	11,252	2,757,229

Operating Expenses
Professional Fees	168,862	457,764	410,746
Wages & Benefits	438,259	576,995	1,261,940
Travel Expenses	23,539	51,727	111,945
Depreciation & Amortization	76,749	86,407	101,929
Data Services	-	-	56,169
Rent Expense	69,079	-	505,798
Advertising	3,343,935	-	931
Business Taxes and Surcharges	13,400	3,956	223
Meals & Entertainment	9,964	34,312	156,941
Other	91,009	38,326	1,267,647
Promotional expense	-	-	1,043,102
Impairment loss on investments	-	-	74,507
Provision for doubtful debt	(74,080)	880,795	-
Total	$4,160,716	$2,130,282	$4,991,878